CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 43,875	$ (38,017)	$ (17,993)	$ (52,556)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	21	54	36
Write-off of deferred offering costs			331	331
Stock-based compensation expense	2,361	3,234	4,224	5,892
Change in fair value of convertible notes		3,528	(15,261)	4,416
Change in fair value of warrants	(1,593)			4,416
Change in fair value of forward purchase agreements and derivative	15,776	4,959
Change in fair value of contingent consideration	(69,715)
Other				(3)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(363)	36	(15)	(66)
Accounts payable	(3,716)	(248)	1,433	6,613
Accrued expenses and other liabilities	(1,701)	4,736	284	(105)
Other assets and liabilities	(6)	(27)	(169)	(174)
Net cash used in operating activities	(15,061)	(21,745)	(27,130)	(35,584)
Cash flows from investing activities:
Purchases of property and equipment			(297)	(306)
Net cash used in investing activities			(297)	(306)
Cash flows from financing activities:
Proceeds from issuance of convertible notes		14,000	44,500	44,500
Net cash provided by financing activities		14,000	44,500	40,508
Net (decrease) increase in cash	(15,061)	(7,745)	17,073	4,618
Cash at beginning of period		9,746	5,128	5,128
Cash at end of period			$ 22,201	$ 9,746
Non-cash financing activities:
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor
Predecessor [Member]
Cash flows from financing activities:
Cash at beginning of period	2,001	9,746
Cash at end of period		2,001		$ 9,746
Successor [Member]
Cash flows from financing activities:
Cash at beginning of period	31,238
Cash at end of period	$ 16,177	$ 31,238